Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Schedule of Components of Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Accrued expenses	265,212	144,574	20,961
Advance from customers	26,435	27,064	3,924
Deposits from other business	6,634	13,623	1,975
Payable to individual investors of other business	10,831	10,461	1,517
Payable for purchases of property and equipment	44,875	36,763	5,330
Other tax payable	71,939	37,204	5,394
Operating lease liability - current	91,288	84,358	12,231
Payables to suppliers	71,590	117,146	16,985
Other payables	60,451	1,982	287
Total	649,255	473,175	68,604